Northern Lights Fund Trust

Agility Shares Dynamic Tactical Income ETF

Incorporated herein by reference is the definitive version of the supplement for Agility Shares Dynamic Tactical Income ETF pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 16, 2018 (SEC Accession No. 0001580642-18-001596.